Advances on Newbuilding Contracts - Summary (Details) - Advances on Newbuilding Contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance at beginning of year	$ 127,335	$ 297,100
Additions	176,964	368,588
Capitalized borrowing costs	920	4,778
Transferred to vessels and equipment	(253,301)	(543,131)
Closing balance at end of year	$ 51,918	$ 127,335